LAND USE RIGHT (Details 1) - USD ($)	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Total estimated future amortization expenses	$ 1,071,310	$ 1,203,383
Land use right
Finite-Lived Intangible Assets [Line Items]
2017	53,565
2018	53,565
2019	53,565
2020	53,565
2021	53,565
Thereafter	803,485
Total estimated future amortization expenses	$ 1,071,310	$ 1,203,383	$ 1,331,598